Derivatives and Hedging Activities (Details) - Schedule of cash flow hedging instruments location in income statement - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Revenues [Member]
Derivatives and Hedging Activities (Details) - Schedule of cash flow hedging instruments location in income statement [Line Items]
Line items in which effects of hedges are recorded	$ 551,102,000	$ 572,458,000
Foreign exchange contracts designated as a hedging instrument	(7,000)	(1,292,000)
Foreign exchange contracts not designated as a hedging instrument		0
Cost of Revenues [Member]
Derivatives and Hedging Activities (Details) - Schedule of cash flow hedging instruments location in income statement [Line Items]
Line items in which effects of hedges are recorded	323,816,000	315,642,000
Foreign exchange contracts designated as a hedging instrument	(972,000)	(111,000)
Foreign exchange contracts not designated as a hedging instrument	0	0
Research and development, net [Member]
Derivatives and Hedging Activities (Details) - Schedule of cash flow hedging instruments location in income statement [Line Items]
Line items in which effects of hedges are recorded	77,304,000	99,142,000
Foreign exchange contracts designated as a hedging instrument	(1,255,000)	(378,000)
Foreign exchange contracts not designated as a hedging instrument	0	0
Selling, general and administrative, net [Member]
Derivatives and Hedging Activities (Details) - Schedule of cash flow hedging instruments location in income statement [Line Items]
Line items in which effects of hedges are recorded	222,471,000	243,335,000
Foreign exchange contracts designated as a hedging instrument	(2,987,000)	(758,000)
Foreign exchange contracts not designated as a hedging instrument	0	0
Financial income, net [Member]
Derivatives and Hedging Activities (Details) - Schedule of cash flow hedging instruments location in income statement [Line Items]
Line items in which effects of hedges are recorded	10,386,000	1,676,000
Foreign exchange contracts designated as a hedging instrument	0	0
Foreign exchange contracts not designated as a hedging instrument	(2,846,000)	4,363,000
Other Comprehensive Income (Loss) [Member]
Derivatives and Hedging Activities (Details) - Schedule of cash flow hedging instruments location in income statement [Line Items]
Line items in which effects of hedges are recorded	1,834,000	(952,000)
Foreign exchange contracts designated as a hedging instrument	(310,000)	5,656,000
Foreign exchange contracts not designated as a hedging instrument	$ 0	$ 0